Stockholders' Equity Stockholders' Equity (Details) (USD $)	12 Months Ended				12 Months Ended										1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 06, 2009	Dec. 31, 2013 Dividend Reinvestment and Stock Purchase Plan [Member]	Dec. 31, 2012 Dividend Reinvestment and Stock Purchase Plan [Member]	Dec. 31, 2011 Dividend Reinvestment and Stock Purchase Plan [Member]	Dec. 31, 2013 Dividend Reinvestment and Stock Purchase Plan [Member] Minimum [Member]	Dec. 31, 2013 Dividend Reinvestment and Stock Purchase Plan [Member] Minimum [Member] Employees [Member]	Dec. 31, 2013 Dividend Reinvestment and Stock Purchase Plan [Member] Minimum [Member] Officers [Member]	Dec. 31, 2013 Dividend Reinvestment and Stock Purchase Plan [Member] Maximum [Member]	Dec. 31, 2011 Dividend Reinvestment and Stock Purchase Plan [Member] Maximum [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2009 Over-Allotment Option [Member]	Sep. 30, 2009 Public Offering and Over-Allotment Option [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	40,000	40,000											40,000	40,000
Preferred stock, shares outstanding	40,000	40,000											40,000	40,000
Preferred stock, par value (in dollars per share)	$ 10.00	$ 10.00											$ 10	$ 10
Preferred stock, redemption price per share													$ 25
Dividends payable, amount per share													$ 2
Stock issued during period, value, dividend reinvestment plan, monthly limitations								$ 100	$ 25	$ 50	$ 10,000	$ 25,000
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	2,271	5,877	376,862		2,311.000	5,917	376,962
Dividend reinvestment plan, shares authorized					513,000
Public offering, maximum amount authorized				250,000,000
Over-allotment percentage															0.1
Number of shares issued																6,875,000.000
Net proceeds from the issuance of common stock																$ 77,800,000